SIGNIFICANT ACCOUNTING POLICIES: Financial instruments Policy (Policies)	12 Months Ended
Mar. 31, 2018
Policies
Financial instruments Policy

Financial instruments

Financial assets

All financial assets are initially recorded at fair value and are designated upon inception into one of the following four categories: held-to-maturity, available-for-sale, loans and receivables or at fair value through income or loss (“FVTPL”).

Financial assets classified as FVTPL are measured at fair value with unrealized gains and losses recognized through earnings. The Company’s cash is classified as FVTPL.

Financial assets classified as loans and receivables are measured at amortized cost using the effective interest method. The Company’s convertible note receivable and other receivables are classified as loans and receivables and investment in a public entity’s shares is classified as available for sale.

Transactions costs associated with FVTPL financial assets are expensed as incurred, while transaction costs associated with all other financial assets are included in the initial carrying amount of the asset.

Financial liabilities

All financial liabilities are initially recorded at fair value and designated upon inception as FVTPL or other financial liabilities.

Financial liabilities classified as other financial liabilities are initially recognized at fair value less directly attributable transaction costs. After initial recognition, other financial liabilities are subsequently measured at amortized cost using the effective interest method. The Company’s accounts payable and accrued liabilities are classified as other financial liabilities.

The effective interest method is a method of calculating the amortized cost of a financial liability and of allocating interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments through the expected life of the financial liability, or, where appropriate, a shorter period.

Warrant liability and note payable

The notes issued by PPL and EyGen have warrants attached to them which are convertible into common shares of PPL and EyGen respectively. Accordingly, at inception the warrant part is treated as an embedded derivative and recorded at fair value as a financial liability and the face value of the Note as a whole less the value of the warrant is recorded as a note payable.

At subsequent balance sheet dates the fair value of the warrant is remeasured with movements in the fair value being recorded in the income statement. The loan element is recorded at amortized cost and is subject to a notional interest charge in each reporting period which is recorded in the income statement.

Impairment of financial assets

The Company assesses at each date of the statement of financial position whether a financial asset is impaired.

If there is objective evidence that an impairment loss on assets carried at amortized cost has been incurred, the amount of the loss is measured as the difference between the asset’s carrying amount and the present value of estimated future cash flows discounted at the financial asset’s original effective interest rate. The carrying amount of the asset is then reduced by the amount of the impairment. The amount of the loss is recognized in income or loss.

If, in a subsequent period, the amount of the impairment loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized, the previously recognized impairment loss is reversed to the extent that the carrying value of the asset does not exceed what the amortized cost would have been had the impairment not been recognized. Any subsequent reversal of an impairment loss is reversed through income or loss.